Organization, nature of operations and summary of significant accounting policies (Details Textual) (Predecessor [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Research and Development Expense	$ 0	$ 10,704
Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years